Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 418	$ 743	$ 882	$ 1,143
Depreciation expense	$ 100	$ 200	$ 400	$ 700	$ 900	$ 1,200